Goodwill and intangible assets - Summary of Key Assumptions used in Discounted Cash Flow Projections (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	1 year
Beauty & Wellbeing
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.00%	3.00%
Average near-term nominal growth rates		5.00%
Discount rate	12.00%	11.00%
Beauty & Wellbeing | North America
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	2.00%	2.00%
Average near-term nominal growth rates		1.00%
Personal Care
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.00%	2.00%
Average near-term nominal growth rates		3.00%
Discount rate	12.00%	11.00%
Home Care
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	4.00%	3.00%
Average near-term nominal growth rates		3.00%
Discount rate	12.00%	12.00%
Foods
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	3.00%	3.00%
Average near-term nominal growth rates		3.00%
Discount rate	11.00%	11.00%
Foods | India and Nepal
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	6.00%	7.00%
Average near-term nominal growth rates		7.00%
Prestige
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	2.00%	2.00%
Average near-term nominal growth rates		8.00%
Wellbeing
Disclosure of detailed information about intangible assets [line items]
Longer-term sustainable growth rates	2.00%	2.00%
Average near-term nominal growth rates		11.00%